Supplementary Information to Statements of Operations (Details) - Schedule of financial expenses, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of financial expenses, net [Abstract]
Interest income
foreign currency differences gains		26
Financial income		26
In respect of interest loans and bank fees	(275)	(245)	(192)
Expenses regarding warrants granted underlying loan agreement with YA	(30)
Other (mainly foreign currency differences)	(43)	(111)	(63)
Financial expenses	(348)	(356)	(255)
Financial income expenses, net	$ (348)	$ (330)	$ (255)